Segment reporting	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
The Company operates in a single operating segment. The Company’s financial information is reviewed, and its performance assessed as a single segment by the senior management team led by the Chief Executive Officer (“CEO”), the Company’s Chief Operating Decision Maker (“CODM”). As announced in January 2026, the Company’s President will be promoted to CEO in 2026 and become the CODM.
For the years ended December 31, 2025 and 2024, respectively, the Company had a physical presence in three countries outside of its headquarters in Switzerland: France, the United States, and Brazil. An analysis of the location of non-current assets other than financial instruments and deferred tax assets by country is as follows (in USD thousands):

	As of December 31,
	2025	2024
Switzerland	$49,777	$44,282
France	2,574	2,184
United States	1,584	1,906
Brazil	3	3
Total non-current assets other than financial instruments and deferred tax assets	$53,938	$48,375